OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Right-of-use asset	$ 305,962	$ 0
Operating lease, liability	$ 306,079
Accounting Standards Update 2016-02
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Right-of-use asset		281,000
Operating lease, liability		$ 285,300